Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax	Income Tax Recovery (Expense)
The components of the provision for income tax recovery (expense) are as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Current	(1,255)	(3,683)	(6,399)
Deferred	3,741	(6,528)	(1,786)
Income tax recovery (expense)	2,486	(10,211)	(8,185)
Included in the Company's current income tax recovery (expense) are provisions for uncertain tax positions relating to freight taxes. The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include additional legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.
The Company operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Net (loss) income before income tax recovery (expense)	(98,307)	327,927	249,738
Income not subject to taxes	(42,563)	(314,742)	(282,439)
Net (loss) income subject to taxes	(140,870)	13,185	(32,701)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,664)	(590)	12,940
Adjustments to valuation allowance and uncertain tax positions	(13,909)	14,399	(635)
Permanent and currency differences	18,280	(23,900)	(19,926)
Change in tax rates	(221)	(120)	(564)
Tax recovery (expense)	2,486	(10,211)	(8,185)

The significant components of the Company’s net deferred tax liabilities were as follows:

	December 31, 2024 $	December 31, 2023 $
Derivative instruments	(1,064)	(2,131)
Taxation loss carryforwards and disallowed finance costs	59,405	54,215
Vessels and equipment	6,972	(3,500)
Other items	363	169
	65,676	48,753
Valuation allowance	(66,570)	(53,384)
Net deferred tax liabilities	(894)	(4,631)

	December 31, 2024 $	December 31, 2023 $
Deferred income tax assets included in other assets	261	258
Deferred income tax liabilities included in other long-term liabilities	(1,155)	(4,889)
Net deferred tax liabilities	(894)	(4,631)

The Company had tax losses in the United Kingdom (or UK) of $nil as at December 31, 2024 (December 31, 2023 – $7.7 million) that are available indefinitely for offset against future taxable income in the UK. The Company had tax losses and estimated disallowed finance costs in Spain of 110.3 million Euros or approximately $114.2 million (December 31, 2023 – 110.3 million Euros or approximately $121.8 million) and 14.8 million Euros or approximately $15.4 million (December 31, 2023 – 14.8 million Euros or approximately $16.4 million), respectively, at December 31, 2024 of which the tax losses and the disallowed finance costs are available indefinitely for offset against future taxable income in Spain. In addition, the Company had estimated tax losses in Luxembourg of 217.5 million Euros or approximately $225.2 million as at December 31, 2024 (December 31, 2023 – 177.4 million Euros or approximately $195.8 million) that are available for offset against taxable future income in Luxembourg, either indefinitely for losses arising prior to 2017, or for 17 years for losses arising subsequent to 2016.
The Company recognizes interest and penalties related to uncertain tax positions in income tax recovery (expense). The tax years 2010 through 2024 currently remain open to examination by the major tax jurisdictions to which the Company is subject.